Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000088645 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088645 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088645 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088645 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088645 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088645 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088645 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088645 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088645 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088645 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088645 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000088645 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088645 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088645 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000088645 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000088645 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088645 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088645 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088645 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088645 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088645 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088645 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000088645 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002904 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002904 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002904 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002904 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002904 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002904 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002904 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002904 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002904 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002904 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002904 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000002904 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002904 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002904 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000002904 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002904 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002904 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002904 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002904 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002904 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002904 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002904 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000002904 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034316 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034316 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034316 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034316 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034316 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034316 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034316 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034316 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034316 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034316 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034316 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000034316 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034316 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034316 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000034316 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034316 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034316 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034316 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034316 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034316 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034316 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034316 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000034316 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002902 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002902 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002902 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002902 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002902 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002902 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002902 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002902 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002902 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002902 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002902 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000002902 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002902 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002902 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000002902 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002902 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002902 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002902 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002902 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002902 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002902 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002902 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000002902 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%